Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Hydro One [Member]	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2021	$ 11,240	$ 11,172	$ 2,957	$ 8,229	$ (14)	$ 68
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,063	1,057		1,057		6
Other comprehensive (loss) income (Note 7)	19	19			19
Distributions to noncontrolling interest (Note 27)	(8)					(8)
Dividends on common shares (Note 24)	(652)	(652)		(652)
Ending balance at Dec. 31, 2022	11,662	11,596	2,957	8,634	5	66
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,099	1,092		1,092		7
Other comprehensive (loss) income (Note 7)	(14)	(14)			(14)
Distributions to noncontrolling interest (Note 27)	(8)					(8)
Dividends on common shares (Note 24)	(693)	(693)		(693)
Ending balance at Dec. 31, 2023	$ 12,046	$ 11,981	$ 2,957	$ 9,033	$ (9)	$ 65